PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS - Deferred Employee Benefits (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of net defined benefit liability (asset) [line items]
Deferred employee benefits	$ 2,606	$ 3,772
Defined benefit liabilities
Disclosure of net defined benefit liability (asset) [line items]
Deferred employee benefits	2,554	3,709
Pension plan benefits
Disclosure of net defined benefit liability (asset) [line items]
Deferred employee benefits	1,543	2,334
Other post-employment benefits and other long-term employee benefits ("OPEB")
Disclosure of net defined benefit liability (asset) [line items]
Deferred employee benefits	861	1,184
Termination benefits
Disclosure of net defined benefit liability (asset) [line items]
Deferred employee benefits	150	191
Provisions for social plans (non-current)
Disclosure of net defined benefit liability (asset) [line items]
Deferred employee benefits	$ 52	$ 63